Organization and Principal Activities - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Ping Shiang Holding Ltd (“Ping Shiang Holding”) [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	BVI
Date of incorporation	Jan. 21, 2025
Percentage of direct or indirect interests	100.00%
Principal activities	Investment holding
Agencia Comercial Co., Ltd (“Agencia Taiwan”) [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	Taiwan
Date of incorporation	Jul. 07, 2020
Percentage of direct or indirect interests	100.00%
Principal activities	Trading and Wholesale of whisky
AGCC Japan Investment Holdings Ltd [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	BVI
Date of incorporation	Dec. 05, 2025
Percentage of direct or indirect interests	100.00%
Principal activities	Investment holding